Schedule of financial liabilities by type (Details) - Liquidity risk [member] - INR (₨) ₨ in Thousands		Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Carrying Amount		₨ 3,831,006	₨ 3,880,990
Contractual Cash Flows	[1]	3,908,932	3,983,155
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		3,653,893	3,651,938
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		222,339	331,217
Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		32,700
Vehicle Loan [Member]
IfrsStatementLineItems [Line Items]
Carrying Amount		30,880	33,393
Contractual Cash Flows	[1]	34,455	40,172
Vehicle Loan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		12,695	12,385
Vehicle Loan [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		21,760	27,787
Vehicle Loan [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Carrying Amount		238,149	215,742
Contractual Cash Flows	[1]	312,500	284,724
Lease liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		79,221	77,715
Lease liabilities [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		200,579	207,009
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		32,700
Trade and other payables [Member]
IfrsStatementLineItems [Line Items]
Carrying Amount		2,953,069	2,608,087
Contractual Cash Flows	[1]	2,953,069	2,608,087
Trade and other payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		2,953,069	2,608,087
Trade and other payables [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Trade and other payables [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Sales bill discounting [member]
IfrsStatementLineItems [Line Items]
Carrying Amount			405,901
Contractual Cash Flows	[1]		405,901
Sales bill discounting [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows			405,901
Sales bill discounting [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Sales bill discounting [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Non Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Carrying Amount			198,898
Contractual Cash Flows	[1]		225,302
Non Convertible Debenture [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows			128,881
Non Convertible Debenture [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows			96,421
Non Convertible Debenture [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Other financial liabilities [member]
IfrsStatementLineItems [Line Items]
Carrying Amount		93,924	418,969
Contractual Cash Flows	[1]	93,924	418,969
Other financial liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		93,924	418,969
Other financial liabilities [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Other financial liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Sales bill discounting and bank overdraft [member]
IfrsStatementLineItems [Line Items]
Carrying Amount		514,984
Contractual Cash Flows	[1]	514,984
Sales bill discounting and bank overdraft [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		514,984
Sales bill discounting and bank overdraft [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Sales bill discounting and bank overdraft [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows

[1]	Represents Undiscounted cash flows of interest and principal